Borrowings (Pre Swap Borrowing Table) (Details2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	$ 37,036		$ 29,660
Less: Net unamortized discount	872		865
Add: Fair value adjustment	546	[1]	886	[1]
Long-Term Debt, including current portion	36,710		29,680
Long-term debt - current maturities	3,854		5,593
Total long-term debt (excluding current portion)	32,856		24,088
U.S. dollar notes and debentures
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	27,887		25,656
0.70% Notes and Debentures, maturing in 2014-2015
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	6,456	[2]	7,131
Debt instrument, stated interest rate percentage (as a percent)	0.70%
0.70% Notes and Debentures, maturing in 2014-2015 | IBM International Group Capital LLC
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	17
Percentage of ownership in indirect subsidiary (percent, expressed as a decimal)	100.00%
3.05% Notes and Debentures, maturing in 2016-2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	8,465		5,807
Debt instrument, stated interest rate percentage (as a percent)	3.05%
3.99% Notes and Debentures, maturing in 2018-2021
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	6,206		7,457
Debt instrument, stated interest rate percentage (as a percent)	3.99%
1.88% Notes and debentures, maturing in 2022
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,000		1,000
Debt instrument, stated interest rate percentage (as a percent)	1.88%
3.38% Notes and debentures, maturing in 2023
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,500
Debt instrument, stated interest rate percentage (as a percent)	3.38%
7.00% Notes and Debentures, maturing in 2025
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	600		600
Debt instrument, stated interest rate percentage (as a percent)	7.00%
6.22% Notes and Debentures, maturing in 2027
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	469		469
Debt instrument, stated interest rate percentage (as a percent)	6.22%
6.50% Notes and Debentures, maturing in 2028
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	313		313
Debt instrument, stated interest rate percentage (as a percent)	6.50%
5.88% Notes and Debentures, maturing in 2032
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	600		600
Debt instrument, stated interest rate percentage (as a percent)	5.88%
8.00% Notes and Debentures, maturing in 2038
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	83		83
Debt instrument, stated interest rate percentage (as a percent)	8.00%
5.60% Notes and Debentures, maturing in 2039
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	745		745
Debt instrument, stated interest rate percentage (as a percent)	5.60%
4.00% Notes and Debentures, maturing in 2042
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,107		1,107
Debt instrument, stated interest rate percentage (as a percent)	4.00%
7.00% Notes and Debentures, maturing in 2045
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	27		27
Debt instrument, stated interest rate percentage (as a percent)	7.00%
7.13% Notes and Debentures, maturing in 2096
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	316		316
Debt instrument, stated interest rate percentage (as a percent)	7.13%
2.8% Euros maturing in 2014 - 2025
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	5,894		2,338
Debt instrument, stated interest rate percentage (as a percent)	2.80%
2.75% Pound sterling maturing in 2017 - 2020
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,254		12
Debt instrument, stated interest rate percentage (as a percent)	2.75%
0.6% Japanese yen maturing in 2014-2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	1,057		878
Debt instrument, stated interest rate percentage (as a percent)	0.60%
3.8% Swiss francs maturing in 2015-2020
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	181		178
Debt instrument, stated interest rate percentage (as a percent)	3.80%
2.2% Canadian Maturing 2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	471		502
Debt instrument, stated interest rate percentage (as a percent)	2.20%
8.81% Other maturing in 2015-2017
Debt Disclosure
Aggregate carrying amount of long-term borrowings before adjusting for unamortized discount and fair value adjustment	$ 291		$ 95
Debt instrument, stated interest rate percentage (as a percent)	8.81%

[1]

*      The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the ConsolidatedStatement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

[2]

Includes $17 million of debt securities issued by IBM International Group Capital, LLC, which is an indirect, 100 percent owned finance subsidiary of the company and will mature in 2014. Debt securities issued by IBM International Group Capital LLC are fully and unconditionally guaranteed by the company.